Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IntangibleAssets [Abstract]
Amortization expenses	¥ 1,948	$ 274	¥ 3,349	¥ 3,162
2024	700
2025	264
2026	0
2027	0
2028	¥ 0